Consolidated Statement of Profit or Loss and Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statement of Profit or Loss and Comprehensive Income
Revenue	€ 1,354,000
Other income	1,043,000	€ 9,452,000	€ 1,933,000
Research and development costs	(42,220,000)	(38,135,000)	(46,491,000)
General and administrative costs	(17,368,000)	(13,685,000)	(12,887,000)
Total operating costs	(59,588,000)	(51,820,000)	(59,378,000)
Operating result	(57,191,000)	(42,368,000)	(57,445,000)
Financial income	616,000	313,000	1,485,000
Financial expense	(3,405,000)	(4,029,000)	(1,083,000)
Results related to associates	(217,000)	(322,000)	429,000
Gain on disposal of associate	514,000
Results related to financial liabilities measured at fair value through profit or loss	(1,880,000)	(84,000)
Result before corporate income taxes	(61,563,000)	(46,490,000)	(56,614,000)
Corporate income taxes	(117,000)	(124,000)	(132,000)
Result for the year	(61,680,000)	(46,614,000)	(56,746,000)
Other comprehensive income
Items that will never be reclassified to profit or loss
Items that are or may be reclassified to profit or loss
Foreign operations - foreign currency translation differences	619,000	(340,000)	43,000
Total comprehensive loss	(61,002,000)	(46,905,000)	(56,437,000)
Total comprehensive loss	(61,061,000)	(46,954,000)	(56,703,000)
Result attributable to
Owners of the Company	(61,621,000)	(46,565,000)	(56,480,000)
Non-controlling interests	(59,000)	(49,000)	(266,000)
Result for the year	(61,680,000)	(46,614,000)	(56,746,000)
Total comprehensive loss attributable to
Owners of the Company	(61,002,000)	(46,905,000)	(56,437,000)
Non-controlling interests	(59,000)	(49,000)	(266,000)
Total comprehensive loss	€ (61,061,000)	€ (46,954,000)	€ (56,703,000)
Share information
Weighted average number of shares outstanding	64,182,492	50,060,565	41,037,244
Earnings per share attributable to owners of the Company (Euro per share)
Basic loss per share	€ (0.96)	€ (0.93)	€ (1.38)
Diluted loss per share	€ (0.96)	€ (0.93)	€ (1.38)